Investments , Investments Portfolio and AFS Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014		Apr. 26, 2013		Apr. 27, 2012
Investment [Line Items]
Cost and Equity Method Investment without Quoted Market Price	$ 666		$ 549
Short-term and long-term investments, cost	13,659		10,896
Short-term and long-term investments, unrealized gains	108		185
Short-term and long-term investments, unrealized losses	(108)		(27)
Short-term and long-term investments, fair value	12,993		10,505
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	5,032		1,044
Less than 12 months, unrealized losses	(90)		(5)
More than 12 months, fair value	221		160
More than 12 months, unrealized losses	(18)		(22)
AFS OTTI Losses
Total OTTI losses recognized					6
OTTI losses recognized in OCI					4
OTTI losses recognized in earnings					2
Salient and PEAK
AFS Gross Realized Gain (Loss)
Gain on previously held investments					38
Available for Sale Securities
Investment [Line Items]
Available-for-sale securities, cost	47		82
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	15		75
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(13)		(2)
Available-for-sale securities, fair value	49		155
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	25		14
Less than 12 months, unrealized losses	(13)		(2)
More than 12 months, fair value			0
More than 12 months, unrealized losses	0		0
Corporate Debt Securities
Investment [Line Items]
Available-for-sale securities, cost	5,504		4,587
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	55		78
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(17)		(4)
Available-for-sale securities, fair value	5,542		4,661
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	1,601		544
Less than 12 months, unrealized losses	(14)		(1)
More than 12 months, fair value	50		13
More than 12 months, unrealized losses	(3)		(3)
Auction Rate Securities
Investment [Line Items]
Available-for-sale securities, cost	109		118
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	0		0
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(12)		(15)
Available-for-sale securities, fair value	97		103
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	0		0
Less than 12 months, unrealized losses	0		0
More than 12 months, fair value	97		103
More than 12 months, unrealized losses	(12)		(15)
Mortgage Backed Securities
Investment [Line Items]
Available-for-sale securities, cost	1,337		1,050
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	7		8
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(8)		(5)
Available-for-sale securities, fair value	1,336		1,053
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	682		195
Less than 12 months, unrealized losses	(7)		(1)
More than 12 months, fair value	28		44
More than 12 months, unrealized losses	(1)		(4)
US Government and Agency Securities
Investment [Line Items]
Available-for-sale securities, cost	3,138		3,882
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	7		17
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(29)		(1)
Available-for-sale securities, fair value	3,116		3,898
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	1,500		291
Less than 12 months, unrealized losses	(27)		(1)
More than 12 months, fair value	46		0
More than 12 months, unrealized losses			0
Available-For-Sale Securities, Continuous Unrealized Loss Position, 12 Months Or Longer, Accumulated Loss	(2)
Foreign Government Debt Securities
Investment [Line Items]
Available-for-sale securities, cost	67		38
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	0		0
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	0		0
Available-for-sale securities, fair value	67		38
Certificates of Deposit
Investment [Line Items]
Available-for-sale securities, cost	54		6
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	0		0
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	0		0
Available-for-sale securities, fair value	54		6
Asset-backed Securities
Investment [Line Items]
Available-for-sale securities, cost	540		539
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	2		2
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	0		0
Available-for-sale securities, fair value	542		541
Debt funds
Investment [Line Items]
Available-for-sale securities, cost	2,143
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	9
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(29)
Available-for-sale securities, fair value	2,123
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	1,224
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Accumulated Loss	(29)
More than 12 months, fair value	0
Available-For-Sale Securities, Continuous Unrealized Loss Position, 12 Months Or Longer, Accumulated Loss	0
Exchange Traded Funds
Investment [Line Items]
Trading securities, cost	54		45
Trading securities, unrealized gains	13		5
Trading securities, unrealized losses	0		0
Trading securities, fair value	67		50
Debt Securities
AFS Gross Realized Gain (Loss)
Proceeds from sales	7,991	[1]	10,350	[1]	7,675	[1]
Gross realized gains	15	[1]	59	[1]	52	[1]
Gross realized losses	(12)	[1]	(17)	[1]	(16)	[1]
Impairment losses recognized	(1)	[1]	0	[1]	(2)	[1]
Equity Securities
AFS Gross Realized Gain (Loss)
Proceeds from sales	120	[2]	161	[2]	113	[2],[3]
Gross realized gains	69	[2]	94	[2]	93	[2],[3]
Gross realized losses	0	[2]	0	[2]	0	[2],[3]
Impairment losses recognized	$ (9)	[2]	$ (21)	[2]	$ (10)	[2],[3]

[1]	Includes available-for-sale debt securities.
[2]	Includes marketable equity securities, cost method, equity method, exchange-traded funds, and other investments.
[3]	As a result of the Salient and PEAK acquisitions that occurred during fiscal year 2012, the Company recognized a non-cash gain of $38 million on its previously-held minority investments.